Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	May 31, 2026 USD ($) Segments shares	May 31, 2026 HKD ($) Segments shares	Nov. 30, 2025 USD ($) shares	Nov. 30, 2025 HKD ($) shares	May 31, 2026 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 9,712,629			$ 67,468,223	$ 76,113,990
Allowance for credit loss of accounts receivables				5,642,032
Impairment of long-lived assets (in Dollars)
Income tax examination likelihood, description	50% likely of being realized on examination	50% likely of being realized on examination
Income tax examination term	6 years	6 years
Penalty for income tax			$ 1,107	8,676
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief operating decision maker	Chief operating decision maker
Operating segments (in segment) | Segments	1	1
Compensation limit	$ 102,085	$ 800,000
Escrow receivable
Dilutive shares | shares
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Provision for doubtful accounts	$ 63,803	$ 500,000		$ 2,585,954
US [Member]
Summary of Significant Accounting Policies [Line Items]
Translations of amounts	1				1
Escrow receivable	$ 50,000
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Translations of amounts	7.8366				7.8366
Cash and cash equivalents	$ 9,712,630				$ 76,113,990
Escrow receivable					$ 391,056
Mandatory Provident Fund Schemes [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s contribution, percentage	5.00%	5.00%
Employee’s contribution	$ 3,828	$ 30,000
Cost incurred	$ 8,769	$ 68,718		$ 115,221